Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Horizons ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001581539
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2016
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016